CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common Shares	Treasury Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Earnings Attributable to Canadian Solar Inc.	Non-Controlling Interests	Total
Balance at Dec. 31, 2019		$ 703,806		$ 17,179	$ 793,601	$ (109,607)	$ 1,393,134	$ 31,924	$ 1,425,058
Balance (in shares) at Dec. 31, 2019		59,371,684
Treasury stock, balance at Dec. 31, 2019			$ (11,845)
Treasury stock, balance (in shares) at Dec. 31, 2019			609,516
Increase (Decrease) in Stockholders' Equity
Net Income (loss)					146,703		146,703	543	147,246
Foreign currency translation adjustment						74,319	74,319	1,869	76,188
Acquisition of non-controlling interest's ownership				(8,414)			(8,414)		(8,414)
Repurchase of common shares	[1]		$ (5,963)				(5,963)		(5,963)
Repurchase of common shares (in shares)	[1]	(381,330)	381,330
Share-based compensation				12,350			12,350		12,350
Transfer of equity interest in subsidiaries to non-controlling shareholders	[2]			(49,351)			(49,351)	273,904	224,553
Exercise of share options and RSUs		$ 1,035					1,035		1,035
Exercise of share options and RSUs (in shares)		830,030
Retirement of treasury stock (in shares)	[1]		(990,846)
Retirement of treasury stock	[1]	$ (17,808)	$ 17,808
De-recognition of derivatives						10,724	10,724		10,724
Proceeds from non-controlling interests								14,123	14,123
Fair value change on derivatives						(4,115)	(4,115)		(4,115)
Balance at Dec. 31, 2020		$ 687,033		(28,236)	940,304	(28,679)	1,570,422	322,363	1,892,785
Balance (in shares) at Dec. 31, 2020		59,820,384
Increase (Decrease) in Stockholders' Equity
Net Income (loss)					95,248		95,248	14,628	109,876
Foreign currency translation adjustment						(21,964)	(21,964)	(4,332)	(26,296)
Acquisition of non-controlling interest's ownership								(10,719)	(10,719)
Share-based compensation				8,808			8,808		8,808
Exercise of share options and RSUs (in shares)		562,376
Issuance of ordinary shares, net of issuance costs	[3]	$ 148,510					148,510		148,510
Issuance of ordinary shares, net of issuance costs (in shares)	[3]	3,639,918
Proceeds from non-controlling interests								10,003	10,003
Disposal of subsidiaries								(6,588)	(6,588)
Fair value change on derivatives						59	59		59
Balance at Dec. 31, 2021		$ 835,543		(19,428)	1,035,552	(50,584)	1,801,083	325,355	$ 2,126,438
Balance (in shares) at Dec. 31, 2021		64,022,678							64,022,678
Increase (Decrease) in Stockholders' Equity
Net Income (loss)					239,968		239,968	58,587	$ 298,555
Foreign currency translation adjustment						(125,885)	(125,885)	(24,242)	(150,127)
Share-based compensation				9,370			9,370		9,370
Transfer of equity interest in subsidiaries to non-controlling shareholders				11,185		544	11,729	4,094	15,823
Exercise of share options and RSUs (in shares)		483,377
Proceeds from non-controlling interests								2,529	2,529
Disposal of subsidiaries								(1,268)	(1,268)
Fair value change of available-for-sale debt securities						904	904		904
Fair value change on derivatives						716	716		716
Share of fair value change on derivatives of affiliates						3,754	3,754		3,754
Balance at Dec. 31, 2022		$ 835,543		$ 1,127	$ 1,275,520	$ (170,551)	$ 1,941,639	$ 365,055	$ 2,306,694
Balance (in shares) at Dec. 31, 2022		64,506,055							64,506,055

[1]	Following the share repurchase plan authorized by the Board of Directors on December 9, 2019, the Company repurchased 91,424 and 289,906 outstanding shares with total costs of $2,000 and $3,963 in January 2020 and March 2020, respectively. The Company retired all outstanding shares repurchased during 2020.
[2]	The Company completed capital raise of RMB1.78 billion (approximately $261,332) for CSI Solar Co., Ltd. in 2020 to qualify it for the planned carve-out IPO in China and bring in leading institutional investors and strategic partners. Refer to Note 1 to the consolidated financial statements for further information.
[3]	Represented proceeds from “at-the-market” offering of 3,639,918 shares of common shares in 2021, net of commissions and offering expenses of $1,490.